MUSQ Global Music Industry ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 96.0%

Australia – 1.7%
Communication Services – 1.7% Southern Cross Media Group	176,793	$111,984
China – 3.9%
Communication Services – 3.9% Cloud Music*	12,000	123,713
Tencent Music Entertainment Group ADR*	18,401	128,623
		252,336
Denmark – 0.9%
Consumer Discretionary – 0.9% Bang & Olufsen*	34,725	54,764
France – 0.8%
Communication Services – 0.8% Believe*	4,375	53,349
Germany – 2.7%
Communication Services – 1.8% CTS Eventim	1,738	118,902
Information Technology – 0.9% Cliq Digital	2,035	55,531
		174,433
Japan – 13.4%
Communication Services – 6.1%
Amuse	4,200	51,938
Avex	10,700	112,965
NexTone*	7,800	111,335
Stream Media*	47,200	112,618
		388,856
Consumer Discretionary – 7.3%
Roland	4,000	114,020
Sony Group ADR	2,497	233,719
Yamaha	3,200	123,874
		471,613
		860,469
Netherlands – 2.6%
Communication Services – 2.6% Universal Music Group	6,598	169,717
South Korea – 16.5%
Communication Services – 16.5%
CUBE ENTERTAINMENT*	6,767	110,691
Genie Music*	40,782	113,581
HYBE*	601	123,769
JYP Entertainment	1,179	126,165
Kakao	3,384	136,194
RBW*	23,282	89,500
SM Entertainment	1,271	130,226
YG Entertainment	2,030	121,196
YG PLUS*	27,026	113,434
		1,064,756
Description	Shares	Fair Value
Taiwan – 1.7%
Communication Services – 1.7% HIM International Music	34,156	$111,946
United Kingdom – 1.0%
Consumer Discretionary – 1.0% Focusrite	8,474	62,148
United States – 50.8%
Communication Services – 29.8% Alphabet, Cl A*	3,702	491,330
Endeavor Group Holdings, Cl A*	5,503	129,871
iHeartMedia*	25,991	122,937
Live Nation Entertainment*	1,446	126,887
LiveOne*	33,730	65,099
Madison Square Garden Entertainment, Cl A*	3,393	118,212
Reservoir Media*	20,053	109,489
Sirius XM Holdings	24,721	126,077
Sphere Entertainment*	3,134	133,038
Spotify Technology*	843	125,953
Townsquare Media, Cl A	9,598	114,984
Vivid Seats, Cl A*	14,130	117,703
Warner Music Group, Cl A	4,416	139,325
		1,920,905
Consumer Discretionary – 10.4%
Amazon.com*	3,337	446,090
Sonos*	6,850	117,409
VOXX International, Cl A*	11,384	105,188
		668,687
Information Technology – 10.6%
Apple	2,315	454,782
Avid Technology*	4,585	109,306
Dolby Laboratories, Cl A	1,387	122,902
		686,990
		3,276,582
Total Common Stock (Cost $6,078,295)		6,192,484
EXCHANGE TRADED FUNDS – 3.6%
Hipgnosis Songs Fund Fund	116,821	117,391
Round Hill Music Royalty Fund	158,207	113,909
		231,300
Total Exchange Traded Funds (Cost $230,362)		231,300
Total Investments - 99.6% (Cost $6,308,657)		$6,423,784

Percentages are based on net assets of $6,448,538.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

MUS-QH-001-0100